Clayton Street Trust

Protective Life Dynamic Allocation Series – Conservative Portfolio

Protective Life Dynamic Allocation Series – Moderate Portfolio

Protective Life Dynamic Allocation Series – Growth Portfolio

(each a "Portfolio")

Supplement dated March 27, 2020

to the currently effective Statement of Additional Information

∙Effective immediately, the "Natural Disasters and Extreme Weather Conditions" subsection of the "Investment Strategies and Risks of the Portfolios and the Underlying Funds" section of the Statement of Additional Information ("SAI") is deleted in its entirety and the following is added as the new final paragraph in the "Significant Market Events" subsection of the "Investment Strategies and Risks of the Portfolios and the Underlying Funds" section of the SAI:

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Portfolio or underlying ETF's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the U.S. These disruptions could prevent a Portfolio or underlying ETF from executing advantageous investment decisions in a timely manner and negatively impact a Portfolio or underlying ETF's ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Portfolio.

∙At a meeting held on January 15, 2020, the Board of Trustees (the "Board") of the Clayton Street Trust (the "Trust") unanimously approved the appointment of Richard Charles Hoge to serve as Trustee of the Trust. By virtue of his employment with Janus Henderson Investors, Mr. Hoge is considered to be an "interested" Trustee of the Trust.

As a result of this change, effective immediately, the SAI for the Portfolios is amended as follows:

1.All references to Michael Drew Elder are deleted in their entirety.

2.The following information is added to the Trustee & Officer Table, under the sub-heading "Interested Trustee".

Name, Address,	Positions	Length of	Principal	Number of	Other
and Age	Held with	Time	Occupations During	Portfolios/Funds	Directorships
	the Trust	Served	the Past Five Years	in Fund	Held by
				Complex	Trustee During
				Overseen by	the Past Five
				Trustee*	years
Richard C. Hoge**	Trustee	1/20 –	Chief Operating	8	Director,
151 Detroit Street		Present	Officer – Exchange		VelocityCapital
Denver, CO 80206			Traded Products,		LongShort
DOB: 1966			Janus Henderson		Volatility Fund
			Investors (since		(hedge fund)
			2014); Registered		(2012 – 2016)
Representative, Janus
Henderson
Distributors (broker-
dealer) (since 2014)

*In addition to the Trust, which is comprised of three portfolios, each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is an affiliated registered investment company currently comprised of five funds.

** Richard C. Hoge is an Interested Trustee because of his employment with Janus Henderson Investors.

3.In the "Trustees and Officers" section of the SAI, the first paragraph following the table titled "Officers" is deleted in its entirety and replaced with the following paragraph:

The Board's Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee as part of the Board's annual self-evaluation process and in connection with the assessment of a recommended candidate prior to the appointment of a new Trustee effective January 15, 2020, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust's business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive. Each member is listed below.

4.In the "Trustees and Officers" section of the SAI, the following paragraph is added as the second paragraph following the table titled "Officers":

Richard C. Hoge: Service as COO of Exchange Traded Products at Janus Henderson Investors, service as a registered representative of Janus Henderson Distributors, experience as a senior executive in the financial services industry, including as co-founder and chief compliance officer of a financial services firm, and employment at a federal regulatory agency.

5. In the first table provided under "Additional Information about Trustees" in the "Trustees and Officers" section of the SAI, the following information is added under the sub-heading "Interested Trustee":

Name of Trustee	Dollar Range of Equity Securities	Aggregate Dollar Range of
	in the Portfolios	Equity Securities in All
Registered Investment
Companies Overseen by Trustee
in Janus Henderson Funds
Richard C. Hoge	None	$10,001-$50,000

6. In the second table provided under "Additional Information about Trustees" in the "Trustees and Officers" section of the SAI, the following information is added under the sub-heading "Interested Trustee":

Name of Person, Position	Aggregate Compensation from	Total Compensation from the
	the Portfolios for fiscal year	Portfolios/Funds Overseen by
	ended December 31, 2018	Trustees for calendar year ended
December 31, 2018(1)
Richard C. Hoge, Trustee*	N/A	N/A

*Richard C. Hoge is an Interested Trustee by virtue of his employment with Janus Henderson Investors.

(1)For each Independent Trustee, includes compensation for service on the boards of two Janus trusts comprised of 8 portfolios.

∙JPMorgan Chase Bank, N.A. ("JPMorgan Chase Bank") has replaced Deutsche Bank AG ("Deutsche Bank") as securities lending agent for the Portfolios.

As a result of this change, effective immediately, the SAI for the Portfolios is amended as follows:

1.Under the "Investment Strategies and Risks of the Portfolios and the Underlying Funds" section of the SAI, the following disclosure is added immediately following the "Affiliated Underlying Fund Risk" sub-section:

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete, among other things, certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. To the extent a Portfolio engages in securities lending, there is the risk of delay in recovering a loaned security. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Portfolios may participate in a securities lending program pursuant to which shares of an issuer may be on loan while that issuer is conducting a proxy solicitation. Generally, if shares of an issuer are on loan during a proxy solicitation, a Portfolio cannot vote the shares. The Portfolios have discretion to pull back lent shares before proxy record dates and vote proxies if time and jurisdictional restrictions permit. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser. An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolios and the affiliated cash management vehicle in which the cash collateral is invested, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolios and the cash management vehicle. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC rather than to other collateral management options for which Janus Capital does not receive compensation.

2.In the "Securities Lending" section of the Portfolios' SAI, the following paragraph replaces the first paragraph in its entirety:

The Portfolios may seek to earn additional income through lending their securities to certain qualified broker- dealers and institutions. JPMorgan Chase Bank, N.A. acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non Custodial Securities Lending Agreement ("Lending Agreement"). In addition, The Bank of New York Mellon may act as a limited purpose subcustodian in connection with certain reverse repurchase transactions completed in connection with the Lending Agreement.

3.In the "Securities Lending" section of the Portfolios' SAI, the following sentence replaces the first sentence of the second paragraph in its entirety:

During the fiscal year ended December 31, 2018, the securities lending services provided by Deutsche Bank AG, the previous securities lending agent for the Portfolios, included negotiating the terms of loans; monitoring approved borrowers; recalling and arranging the return of loaned securities to the Portfolios upon termination of the loan; marking to market loans; providing recordkeeping services; reporting on the Portfolios' securities lending activities; and related activities.

Please retain this Supplement with your records.

109-31-70159 03-20